Consolidating Financial Statements - Guarantor and Non-guarantor Subsidiaries (Tables)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Consolidating Financial Statements Guarantor and Non-Guarantor [Abstract]
Consolidating financial statements parent guarantor nonguarantor [Text Block]
Note 21 — Condensed Consolidating Financial Statements - Guarantor and Non-guarantor
The following condensed consolidating financial statements present, on a supplemental basis, the financial position, results of operations, and statements of cash flow for (i) those subsidiaries of the Company which have been designated "Non-guarantor Subsidiaries" for purposes of the indenture governing the Senior Secured Notes; and (ii) the Company and all of its other subsidiaries. Please see Exhibit 21.1 of the Company's Annual Report on Form 10-K for the year ended December 31, 2012 for a list of the Company's guarantor subsidiaries. The Company's non-guarantor subsidiaries include its European subsidiaries, special-purpose subsidiaries and a wholly-owned captive insurance entity. For purposes of the indenture governing the Senior Secured Notes, the financial position, results of operations, and statements of cash flows of the Company's non-guarantor subsidiaries are excluded from the Company’s financial results to determine whether the Company is in compliance with the financial covenants governing the Senior Secured Notes. Accordingly, management believes that the following presentation is helpful to readers of this quarterly report.
CONDENSED CONSOLIDATING BALANCE SHEET March 31, 2013 (In thousands) (Unaudited)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Assets:
Cash and cash equivalents	$11,736	$14,468	$—	$26,204
Cash in escrow and restricted cash	35,850	20,531	—	56,381
Mortgages and contracts receivable, net of allowance of $12,382, $72,525, $0 and $84,907, respectively	29,256	291,714	(3)	320,967
Due from related parties, net	126,407	34,482	(137,911)	22,978
Other receivables, net	23,628	12,109	—	35,737
Income tax receivable	4	25	—	29
Prepaid expenses and other assets, net	81,795	55,233	(14,262)	122,766
Unsold Vacation Interests, net	213,886	115,614	(29,012)	300,488
Property and equipment, net	30,089	24,966	—	55,055
Assets held for sale	—	4,886	—	4,886
Intangible assets, net	27,079	81,233	—	108,312
Total assets	$579,730	$655,261	$(181,188)	$1,053,803
Liabilities and Member Capital (Deficit):
Accounts payable	$6,809	$6,715	$—	$13,524
Due to related parties, net	80,860	171,263	(155,324)	96,799
Accrued liabilities	64,851	36,313	(1,144)	100,020
Income taxes payable	—	855	—	855
Deferred revenues	89,552	18,891	—	108,443
Senior Secured Notes, net of unamortized original issue discount of $8,253, $0, $0 and $8,253, respectively	416,747	—	—	416,747
Securitization notes and Funding Facilities, net of unamortized original issue discount of $0, $673, $0 and $673, respectively	—	278,928	—	278,928
Notes payable	6,569	130,976	—	137,545
Total liabilities	665,388	643,941	(156,468)	1,152,861

Member capital (deficit)	143,094	26,736	(14,262)	155,568
Accumulated deficit	(200,861)	(23,456)	(10,844)	(235,161)
Accumulated other comprehensive (loss) income	(27,891)	8,040	386	(19,465)
Total member (deficit) capital	(85,658)	11,320	(24,720)	(99,058)
Total liabilities and member capital (deficit)	$579,730	$655,261	$(181,188)	$1,053,803

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Three Months Ended March 31, 2013
(In thousands)
(Unaudited)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Revenues:
Management and member services	$26,262	$9,929	$(4,604)	$31,587
Consolidated resort operations	6,527	2,093	—	8,620
Vacation Interest sales, net of provision of $6,381, $291, $0 and $6,672, respectively	77,262	14,406	—	91,668
Interest	(93)	13,787	(439)	13,255
Other	10,272	10,963	(12,913)	8,322
Total revenues	120,230	51,178	(17,956)	153,452
Costs and Expenses:
Management and member services	9,667	3,805	(3,693)	9,779
Consolidated resort operations	6,113	1,609	—	7,722
Vacation Interest cost of sales	16,653	1,193	—	17,846
Advertising, sales and marketing	41,962	9,291	(894)	50,359
Vacation Interest carrying cost, net	4,525	4,768	(1,056)	8,237
Loan portfolio	2,232	2,795	(2,522)	2,505
Other operating	884	2,083	(2,599)	368
General and administrative	15,651	7,149	—	22,800
Depreciation and amortization	2,234	4,020	—	6,254
Interest expense	12,815	12,466	(439)	24,842
Impairments and other write-offs	—	79	—	79
Loss (gain) on disposal of assets	1	(51)	—	(50)
Total costs and expenses	112,737	49,207	(11,203)	150,741
Income (loss) before provision for income taxes	7,493	1,971	(6,753)	2,711
Provision for income taxes	23	415	—	438
Net income (loss)	$7,470	$1,556	$(6,753)	$2,273

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Three Months Ended March 31, 2013
(In thousands)
(Unaudited)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Operating activities:
Net income (loss)	$7,470	$1,556	$(6,753)	$2,273
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Provision for uncollectible Vacation Interest sales revenue	6,381	291	—	6,672
Amortization of capitalized financing costs and original issue discounts	654	1,220	—	1,874
Amortization of capitalized loan origination costs and net portfolio discounts	1,182	48	—	1,230
Depreciation and amortization	2,234	4,020	—	6,254
Impairments and other write-offs	—	79	—	79
Loss (gain) on disposal of assets	1	(51)		(50)
Loss on foreign currency exchange	—	61		61
Gain on insurance settlement	(2,203)			(2,203)
Changes in operating assets and liabilities excluding acquisitions:
Mortgages and contracts receivable	(3,450)	(12,607)	(1)	(16,058)
Due from related parties, net	727	(8,037)	9,399	2,089
Other receivables, net	8,959	3,234	—	12,193
Prepaid expenses and other assets, net	(31,255)	(33,232)	80	(64,407)
Unsold Vacation Interests, net	6,617	(158)	6,751	13,210
Accounts payable	(2,711)	827	—	(1,884)
Due to related parties, net	22,346	22,603	(9,397)	35,552
Accrued liabilities	(7,557)	4,585	(79)	(3,051)
Income taxes payable	898	191	—	1,089
Deferred revenues	9,900	5,515	—	15,415
Net cash provided by (used in) operating activities	20,193	(9,855)	—	10,338
Investing activities:
Property and equipment capital expenditures	(2,325)	(199)	—	(2,524)
Net cash used in investing activities	$(2,325)	$(199)	$—	$(2,524)

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS — Continued
For the Three Months Ended March 31, 2013
(In thousands)
(Unaudited)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Financing activities:
Changes in cash in escrow and restricted cash	$(12,114)	$(2,075)	$—	$(14,189)
Proceeds from issuance of securitization notes and Funding Facilities	—	127,680	—	127,680
Proceeds from issuance of notes payable	—	1,319	—	1,319
Payments on securitization notes and Funding Facilities	—	(105,151)	—	(105,151)
Payments on notes payable	(2,564)	(7,252)	—	(9,816)
Payments of debt issuance costs	74	(2,048)	—	(1,974)
Net cash (used in) provided by financing activities	(14,604)	12,473	—	(2,131)
Net increase in cash and cash equivalents	3,264	2,419	—	5,683
Effect of changes in exchange rates on cash and cash equivalents	—	(540)	—	(540)
Cash and cash equivalents, beginning of period	8,472	12,589	—	21,061
Cash and cash equivalents, end of period	$11,736	$14,468	$—	$26,204

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	$25,273	$7,416	$—	$32,689
(Cash tax refunds, net of cash paid for taxes) cash paid for taxes, net of cash tax refunds	$(876)	$220	$—	$(656)

SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Insurance premiums financed through issuance of notes payable	$5,914	$—	$—	$5,914

CONDENSED CONSOLIDATING BALANCE SHEET December 31, 2012 (In thousands) (Audited)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Assets:
Cash and cash equivalents	$8,472	$12,589	$—	$21,061
Cash in escrow and restricted cash	23,736	18,575	—	42,311
Mortgages and contracts receivable, net of allowance of $5,814, $77,970, $0 and $83,784, respectively	33,373	279,563	(4)	312,932
Due from related parties, net	129,135	27,083	(133,223)	22,995
Other receivables, net	30,384	15,665	—	46,049
Income tax receivable	902	25	—	927
Prepaid expenses and other assets, net	50,709	21,497	(14,182)	58,024
Unsold Vacation Interests, net	220,499	117,629	(22,261)	315,867
Property and equipment, net	29,510	25,610	—	55,120
Assets held for sale	—	5,224	—	5,224
Intangible assets, net	27,569	84,929	—	112,498
Total assets	$554,289	$608,389	$(169,670)	$993,008
Liabilities and Member Capital (Deficit):
Accounts payable	$9,520	$6,199	$—	$15,719
Due to related parties, net	59,496	155,203	(150,495)	64,204
Accrued liabilities	72,396	35,120	(1,065)	106,451
Income taxes payable	—	701	—	701
Deferred revenues	79,652	14,181	—	93,833
Senior Secured Notes, net of original issue discount of $8,509, $0, $0 and $8,509, respectively	416,491	—	—	416,491
Securitization notes and Funding Facilities, net of original issue discount of $0, $753, $0 and $753, respectively	—	256,302	—	256,302
Notes payable	3,219	134,687	—	137,906
Total liabilities	640,774	602,393	(151,560)	1,091,607

Member capital (deficit)	143,095	26,655	(14,182)	155,568
Accumulated deficit	(207,978)	(25,012)	(4,444)	(237,434)
Accumulated other comprehensive (loss) income	(21,602)	4,353	516	(16,733)
Total member (deficit) capital	(86,485)	5,996	(18,110)	(98,599)
Total liabilities and member capital (deficit)	$554,289	$608,389	$(169,670)	$993,008

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Three Months Ended March 31, 2012
(In thousands)
(Unaudited)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Revenues:
Management and member services	$23,079	$6,373	$(2,172)	$27,280
Consolidated resort operations	6,463	2,071	—	8,534
Vacation Interest sales, net of provision of $4,068, $47, $0 and $4,115, respectively	47,501	7,071	—	54,572
Interest	508	13,784	(636)	13,656
Other	6,841	3,752	(5,685)	4,908
Total revenues	84,392	33,051	(8,493)	108,950
Costs and Expenses:
Management and member services	6,671	2,738	(1,134)	8,275
Consolidated resort operations	5,516	1,566	—	7,082
Vacation Interest cost of sales	6,795	1,436	—	8,231
Advertising, sales and marketing	30,512	4,487	(180)	34,819
Vacation Interest carrying cost, net	5,352	4,313	(393)	9,272
Loan portfolio	2,131	2,033	(1,813)	2,351
Other operating	1,788	800	(1,430)	1,158
General and administrative	13,938	6,823	(1)	20,760
Depreciation and amortization	1,832	1,973	—	3,805
Interest expense	11,347	11,220	(636)	21,931
Impairments and other write-offs	11	(22)	—	(11)
Gain on disposal of assets	(1)	(71)	—	(72)
Gain on bargain purchase from business combinations	—	(51)	—	(51)
Total costs and expenses	85,892	37,245	(5,587)	117,550
Loss before provision for income taxes	(1,500)	(4,194)	(2,906)	(8,600)
Provision for income taxes	530	445	—	975
Net loss	$(2,030)	$(4,639)	$(2,906)	$(9,575)

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Three Months Ended March 31, 2012
(In thousands)
(Unaudited)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Operating activities:
Net loss	$(2,030)	$(4,639)	$(2,906)	$(9,575)
Adjustments to reconcile net loss to net cash provided by operating activities:
Provision for uncollectible Vacation Interest sales revenue	4,068	47		4,115
Amortization of capitalized financing costs and original issue discounts	573	933		1,506
Amortization of capitalized loan origination costs and net portfolio discounts (premiums)	671	(919)		(248)
Depreciation and amortization	1,832	1,973		3,805
Impairments and other write-offs	11	(22)		(11)
Gain on disposal of assets	(1)	(71)		(72)
Gain on bargain purchase from business combinations	—	(51)	—	(51)
Gain on foreign currency exchange	—	(29)	—	(29)
Gain on mortgage repurchase	(11)	—		(11)
Changes in operating assets and liabilities excluding acquisitions:
Mortgages and contracts receivable	(709)	75	—	(634)
Due from related parties, net	(12,491)	11,554	5,526	4,589
Other receivables, net	8,764	3,422	40	12,226
Prepaid expenses and other assets, net	(33,012)	(27,875)	833	(60,054)
Unsold Vacation Interests, net	2,016	(2,618)	2,056	1,454
Accounts payable	1,063	(1,283)	—	(220)
Due to related parties, net	30,379	25,138	(5,045)	50,472
Accrued liabilities	(5,504)	(358)	329	(5,533)
Income taxes payable	36	399	—	435
Deferred revenues	15,506	3,864	(833)	18,537
Net cash provided by operating activities	11,161	9,540	—	20,701
Investing activities:
Property and equipment capital expenditures	(1,675)	(210)	—	(1,885)
Proceeds from sale of assets	1	218	—	219
Net cash (used in) provided by investing activities	$(1,674)	$8	$—	$(1,666)

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS — Continued
For the Three Months Ended March 31, 2012
(In thousands)
(Unaudited)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Financing activities:
Changes in cash in escrow and restricted cash	$(8,310)	$(455)	$—	$(8,765)
Proceeds from issuance of securitization notes and Funding Facilities	—	30,607	—	30,607
Proceeds from issuance of notes payable	—	65	—	65
Payments on securitization notes and Funding Facilities	—	(35,765)	—	(35,765)
Payments on notes payable	(2,486)	(4,602)	—	(7,088)
Payments of debt issuance costs	1	(25)	—	(24)
Payments of costs related to issuance of common and preferred units	(8)	—	—	(8)
Net cash used in financing activities	(10,803)	(10,175)	—	(20,978)
Net decrease in cash and cash equivalents	(1,316)	(627)	—	(1,943)
Effect of changes in exchange rates on cash and cash equivalents	—	237	—	237
Cash and cash equivalents, beginning of period	10,836	9,061	—	19,897
Cash and cash equivalents, end of period	$9,520	$8,671	$—	$18,191

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	$25,615	$6,439	$—	$32,054
Cash paid for taxes, net of cash tax refunds	$498	$51	$—	$549

SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Insurance premiums financed through issuance of notes payable	$6,043	$—	$—	$6,043
Unsold Vacation Interests, net reclassified to assets held for sale	$—	$18	$—	$18

Consolidating Financial Statements - Guarantor and Non-guarantor Subsidiaries
The following consolidating financial statements present, on a supplemental basis, the financial position, results of operations, and statements of cash flow for (i) those subsidiaries of the Company which have been designated "Non-guarantor Subsidiaries" for purposes of the indenture governing the Senior Secured Note; and (ii) the Company and all of its other subsidiaries. Please see Exhibit 21.1 of the Company's Annual Report on Form 10-K for the year ended December 31, 2012 for a list of the guarantor subsidiaries. The Company's non-guarantor subsidiaries include its European subsidiaries, special-purpose subsidiaries and a wholly-owned captive insurance entity. For purposes of the indenture governing the Senior Secured Note, the financial position, results of operations, and statements of cash flows of Non-guarantor Subsidiaries are excluded from the Company’s financial results to determine whether the Company is in compliance with the financial covenants governing the Senior Secured Notes. Accordingly, management believes that the following presentation is helpful to readers of this annual report.
CONDENSED CONSOLIDATING BALANCE SHEET December 31, 2012 (in thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Cash and cash equivalents	$8,472	$12,589	$—	$21,061
Cash in escrow and restricted cash	23,736	18,575	—	42,311
Mortgages and contracts receivable, net of allowance of $5,814, $77,970, $0 and $83,784, respectively	33,373	279,563	(4)	312,932
Due from related parties, net	129,135	27,083	(133,223)	22,995
Other receivables, net	30,384	15,665	—	46,049
Income tax receivable	902	25	—	927
Prepaid expenses and other assets, net	50,709	21,497	(14,182)	58,024
Unsold Vacation Interests, net	220,499	117,629	(22,261)	315,867
Property and equipment, net	29,510	25,610	—	55,120
Assets held for sale	—	5,224	—	5,224
Intangible assets, net	27,569	84,929	—	112,498
Total assets	$554,289	$608,389	$(169,670)	$993,008
LIABILITIES AND MEMBER CAPITAL (DEFICIT)
Accounts payable	$9,520	$6,199	$—	$15,719
Due to related parties, net	59,496	155,203	(150,495)	64,204
Accrued liabilities	72,396	35,120	(1,065)	106,451
Income taxes payable	—	701	—	701
Deferred revenues	79,652	14,181	—	93,833
Senior Secured Notes, net of original issue discount of $8,509, $0, $0 and $8,509, respectively	416,491	—	—	416,491
Securitization notes and Funding Facilities, net of original issue discount of $753, $0, $0 and $753, respectively	—	256,302	—	256,302
Notes payable	3,219	134,687	—	137,906
Total liabilities	640,774	602,393	(151,560)	1,091,607

Member capital (deficit)	143,095	26,655	(14,182)	155,568
Accumulated deficit	(207,978)	(25,012)	(4,444)	(237,434)
Accumulated other comprehensive (loss) income	(21,602)	4,353	516	(16,733)
Total member (deficit) capital	(86,485)	5,996	(18,110)	(98,599)
Total liabilities and member capital (deficit)	$554,289	$608,389	$(169,670)	$993,008

CONSOLIDATING STATEMENT OF OPERATIONS
For the Year ended December 31, 2012
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Revenues:
Management and member services	$94,106	$33,115	$(12,284)	$114,937
Consolidated resort operations	26,519	7,237	—	33,756
Vacation Interest sales, net of provision (adjustment) of $27,004, $(1,547), $0 and $25,457	247,969	45,129	—	293,098
Interest	1,834	53,808	(2,436)	53,206
Other	35,106	31,628	(38,063)	28,671
Total revenues	405,534	170,917	(52,783)	523,668
Costs and Expenses:
Management and member services	31,126	14,481	(10,277)	35,330
Consolidated resort operations	24,278	6,033	—	30,311
Vacation Interest cost of sales	26,362	5,788	—	32,150
Advertising, sales and marketing	152,276	28,042	(1,953)	178,365
Vacation Interest carrying cost, net	19,421	19,506	(2,564)	36,363
Loan portfolio	8,280	10,125	(8,919)	9,486
Other operating	10,212	5,863	(7,568)	8,507
General and administrative	61,229	37,788	(2)	99,015
Depreciation and amortization	7,662	11,195	—	18,857
Interest	44,990	53,603	(2,436)	96,157
Impairments and other write-offs	201	808	—	1,009
Loss (gain) on disposal of assets	16	(621)	—	(605)
Gain on bargain purchase from business combinations	—	(20,610)	—	(20,610)
Total costs and expenses	386,053	172,001	(33,719)	524,335
Income (loss) before benefit for income taxes	19,481	(1,084)	(19,064)	(667)
Benefit for income taxes	(884)	(13,426)	—	(14,310)
Net income (loss)	$20,365	$12,342	$(19,064)	$13,643

CONSOLIDATING STATEMENT OF CASH FLOWS
Year ended December 31, 2012
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Operating activities:
Net income (loss)	$20,365	$12,342	$(19,064)	$13,643
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Provision (adjustment) for uncollectible Vacation Interest sales revenue	27,004	(1,547)	—	25,457
Amortization of capitalized financing costs and original issue discounts	2,410	3,883	—	6,293
Amortization of capitalized loan origination costs and net portfolio discounts (premiums)	3,117	(775)	—	2,342
Depreciation and amortization	7,662	11,195	—	18,857
Stock-based compensation	3,321	—	—	3,321
Impairments and other write-offs	201	808	—	1,009
Loss (gain) on disposal of assets	16	(621)	—	(605)
Gain on bargain purchase from business combinations	—	(20,610)	—	(20,610)
Deferred income taxes	—	(13,010)	—	(13,010)
Gain on foreign currency exchange	—	113	—	113
Gain on mortgage repurchase	(27)	—	—	(27)
Changes in operating assets and liabilities excluding acquisitions:
Mortgages and contracts receivable	(56,967)	5,252	(1)	(51,716)
Due from related parties, net	(30,394)	13,614	18,658	1,878
Other receivables, net	(7,225)	(121)	(410)	(7,756)
Prepaid expenses and other assets, net	(4,512)	217	—	(4,295)
Unsold Vacation Interests, net	(23,105)	(19,977)	19,057	(24,025)
Accounts payable	1,755	(2,257)	—	(502)
Due to related parties, net	44,808	(2,576)	(19,211)	23,021
Accrued liabilities	18,648	12,567	971	32,186
Income taxes receivable and payable	(298)	(2,934)	—	(3,232)
Deferred revenues	19,891	2,367	—	22,258
Net cash provided by (used in) operating activities	26,670	(2,070)	—	24,600
Investing activities:
Property and equipment capital expenditures	(13,671)	(664)	—	(14,335)
Purchase of assets in connection with the PMR Acquisition, net of $0, $0, $0 and $0 cash acquired, respectively	—	(51,635)	—	(51,635)
Purchase of assets in connection with the Aegean Blue Acquisition, net of cash acquired of $0, $2,072, $0 and $2,072, respectively	—	(4,471)	—	(4,471)
Proceeds from sale of assets	2	1,101	—	1,103
Net cash used in investing activities	$(13,669)	$(55,669)	$—	$(69,338)

CONSOLIDATING STATEMENT OF CASH FLOWS — Continued
Year ended December 31, 2012
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Financing activities:
Changes in cash in escrow and restricted cash	$(6,163)	$(218)	$—	$(6,381)
Proceeds from issuance of securitization notes and Funding Facilities	—	119,807	—	119,807
Proceeds from issuance of notes payable	1,124	79,541	—	80,665
Payments on securitization notes and Funding Facilities	—	(114,701)	—	(114,701)
Payments on notes payable	(10,250)	(21,017)	—	(31,267)
Payments of debt issuance costs	(76)	(2,507)	—	(2,583)
Net cash (used in) provided by financing activities	(15,365)	60,905	—	45,540
Net (decrease) increase in cash and cash equivalents	(2,364)	3,166	—	802
Effect of changes in exchange rates on cash and cash equivalents	—	362	—	362
Cash and cash equivalents, beginning of period	10,836	9,061	—	19,897
Cash and cash equivalents, end of period	$8,472	$12,589	$—	$21,061

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	$50,565	$29,802	$—	$80,367
(Cash tax refunds, net of cash paid for taxes) cash paid for taxes, net of cash tax refunds	$(586)	$2,546	$—	$1,960
Purchase of assets in connection with the PMR Acquisition and the Aegean Blue Acquisition:
Fair value of assets acquired based on a preliminary report	$—	$103,780	$—	$103,780
Gain on bargain purchase recognized	—	(20,741)	—	(20,741)
Cash paid	—	(56,106)	—	(56,106)
Deferred tax liability	—	(13,010)	—	(13,010)
Liabilities assumed	$—	$13,923	$—	$13,923

SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Insurance premiums financed through issuance of notes payable	$10,504	$—	$—	$10,504
Unsold Vacation Interests, net reclassified to assets held for sale	$—	$431	$—	$431
Other receivables, net reclassified to assets held for sale	$—	$54	$—	$54
Management contracts (intangible assets, net) reclassified to assets held for sale	$—	$13	$—	$13

CONSOLIDATING BALANCE SHEET
December 31, 2011
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Cash and cash equivalents	$10,836	$9,061	$—	$19,897
Cash in escrow and restricted cash	17,573	16,415	—	33,988
Mortgages and contracts receivable, net of allowance of $23,365, $71,113, $0 and $94,478, respectively	6,576	276,731	(5)	283,302
Due from related parties, net	93,090	38,550	(103,375)	28,265
Other receivables, net	23,159	12,304	(410)	35,053
Income tax receivable	604	25	—	629
Prepaid expenses and other assets, net	46,253	21,492	(14,268)	53,477
Unsold Vacation Interests, net	197,318	62,691	(3,204)	256,805
Property and equipment, net	21,446	26,731	—	48,177
Assets held for sale	—	5,517	—	5,517
Intangible assets, net	29,824	38,285	—	68,109
Total assets	$446,679	$507,802	$(121,262)	$833,219
LIABILITIES AND MEMBER CAPITAL (DEFICIT)
Accounts payable	$7,765	$4,588	$—	$12,353
Due to related parties, net	21,545	153,069	(119,092)	55,522
Accrued liabilities	53,220	19,142	(2,036)	70,326
Income taxes payable	—	3,491	—	3,491
Deferred revenues	59,761	11,013	—	70,774
Senior Secured Notes, net of original issue discount of $9,454, $0, $0 and $9,454, respectively	415,546	—	—	415,546
Securitization notes and Funding Facilities, net of original issue discount of $0, $1,054, $0 and $1,054, respectively	—	250,895	—	250,895
Notes payable	1,841	69,673	—	71,514
Total liabilities	559,678	511,871	(121,128)	950,421

Member capital (deficit)	139,773	26,692	(14,218)	152,247
(Accumulated deficit) retained earnings	(226,982)	(37,503)	13,408	(251,077)
Accumulated other comprehensive (loss) income	(25,790)	6,742	676	(18,372)
Total member (deficit) capital	(112,999)	(4,069)	(134)	(117,202)
Total liabilities and member capital (deficit)	$446,679	$507,802	$(121,262)	$833,219

CONSOLIDATING STATEMENT OF OPERATIONS
Year ended December 31, 2011
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Revenues:
Management and member services	$81,407	$23,499	$(5,600)	$99,306
Consolidated resort operations	25,054	4,839	—	29,893
Vacation Interest sales, net of provision of $15,941, $621, $0 and $16,562	166,996	27,762	1	194,759
Interest	4,220	46,083	(3,018)	47,285
Other	25,278	7,494	(12,994)	19,778
Total revenues	302,955	109,677	(21,611)	391,021
Costs and Expenses:
Management and member services	18,556	13,645	(5,076)	27,125
Consolidated resort operations	23,642	4,141	—	27,783
Vacation Interest cost of sales	(15,531)	5,836	—	(9,695)
Advertising, sales and marketing	110,523	18,718	(524)	128,717
Vacation Interest carrying cost, net	27,834	14,682	(1,185)	41,331
Loan portfolio	7,531	7,527	(6,406)	8,652
Other operating	4,470	1,128	(2,199)	3,399
General and administrative	54,773	25,639	—	80,412
Depreciation and amortization	8,249	5,717	—	13,966
Interest	48,075	36,953	(3,018)	82,010
Impairments and other write-offs	556	1,016	—	1,572
Gain on disposal of assets	(19)	(689)	—	(708)
Gain on bargain purchase from business combinations	—	(14,329)	—	(14,329)
Total costs and expenses	288,659	119,984	(18,408)	390,235
Income (loss) before provision (benefit) for income taxes	14,296	(10,307)	(3,203)	786
Benefit for income taxes	(99)	(9,418)	—	(9,517)
Net income (loss)	$14,395	$(889)	$(3,203)	$10,303

CONSOLIDATING STATEMENT OF CASH FLOWS
Year ended December 31, 2011
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Operating activities:
Net income (loss)	$14,395	$(889)	$(3,203)	$10,303
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Provision for uncollectible Vacation Interest sales revenue	15,941	621	—	16,562
Amortization of capitalized financing costs and original issue discounts	2,114	4,024	—	6,138
Amortization of capitalized loan origination costs and net portfolio discounts	2,449	1,113	—	3,562
Depreciation and amortization	8,249	5,717	—	13,966
Impairments and other write-offs	556	1,016	—	1,572
Gain on disposal of assets	(19)	(689)	—	(708)
Deferred income taxes	—	(8,567)	—	(8,567)
Gain on bargain purchase from business combinations	—	(14,329)	—	(14,329)
Gain on foreign currency exchange	—	(72)	—	(72)
Gain on mortgage repurchase	(196)	—	—	(196)
Unrealized gain on derivative instruments	(79)	—	—	(79)
Gain on insurance settlement	(3,535)	—	—	(3,535)
Changes in operating assets and liabilities excluding acquisitions:
Mortgages and contracts receivable	11,832	(11,834)	(8)	(10)
Due from related parties, net	(2,644)	(12,141)	8,518	(6,267)
Other receivables, net	(1,902)	7,287	137	5,522
Prepaid expenses and other assets, net	(2,251)	(4,020)	—	(6,271)
Unsold Vacation Interests, net	(38,228)	(4,305)	3,204	(39,329)
Accounts payable	2,283	1,904	—	4,187
Due to related parties, net	(1,691)	34,228	(8,572)	23,965
Accrued liabilities	(533)	3,197	(76)	2,588
Income taxes receivable and payable	(1,236)	154	—	(1,082)
Deferred revenues	4,404	(3,032)	—	1,372
Net cash provided by (used in) operating activities	9,909	(617)	—	9,292
Investing activities:
Property and equipment capital expenditures	(5,042)	(1,234)	—	(6,276)
Purchase of assets in connection with the Tempus Resorts Acquisition, net of $0, $2,515, $0 and $2,515 cash acquired, respectively	—	(102,400)	—	(102,400)
Disbursement of Tempus Note Receivable	—	(3,493)	—	(3,493)
Proceeds from sale of assets	5	2,364	—	2,369
Net cash used in investing activities	$(5,037)	$(104,763)	$—	$(109,800)

CONSOLIDATING STATEMENT OF CASH FLOWS--Continued
Year ended December 31, 2011
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Elimination	Total
Financing activities:
Changes in cash in escrow and restricted cash	$(2,436)	$1,412	$—	$(1,024)
Proceeds from issuance of securitization notes and Funding Facilities	—	206,817	—	206,817
Proceeds from issuance of notes payable	—	48,178	—	48,178
Payments on securitization notes and Funding Facilities	(2,061)	(136,849)	—	(138,910)
Payments on notes payable	(8,066)	(8,795)	—	(16,861)
Payments of debt issuance costs	(427)	(5,106)	—	(5,533)
Proceeds from issuance of common and preferred units	146,651	—	—	146,651
Repurchase of a portion of outstanding warrants	(16,598)	—	—	(16,598)
Repurchase of a portion of outstanding common units	(16,352)	—	—	(16,352)
Repurchase of redeemable preferred units	(108,701)	—	—	(108,701)
Payments of costs related to issuance of common and preferred units	(4,632)	—	—	(4,632)
Net cash (used in) provided by financing activities	(12,622)	105,657	—	93,035
Net (decrease) increase in cash and cash equivalents	(7,750)	277	—	(7,473)
Effect of changes in exchange rates on cash and cash equivalents	—	41	—	41
Cash and cash equivalents, beginning of period	18,586	8,743	—	27,329
Cash and cash equivalents, end of period	$10,836	$9,061	$—	$19,897

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	$51,121	$23,017	$—	$74,138
Cash paid for taxes, net of cash tax refunds (cash tax refunds, net of cash paid for taxes)	$1,138	$(977)	$—	$161
Purchase of assets in connection with the Tempus Resorts Acquisition net of $0, $2,515, $0 and $2,515 cash acquired, respectively:
Fair value of assets acquired	$—	$136,316	$—	$136,316
Gain on bargain purchase recognized	—	(14,329)	—	(14,329)
Cash paid	—	(104,917)	—	(104,917)
Deferred tax liability		(8,567)		(8,567)
Liabilities assumed	$—	$8,503	$—	$8,503
SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Priority returns and redemption premiums on preferred units	$8,412	$—	$—	$8,412
Insurance premiums financed through issuance of notes payable	$8,500	$—	$—	$8,500
Assets held for sale reclassified to unsold Vacation Interests, net	$—	$2,750	$—	$2,750

CONSOLIDATING STATEMENT OF CASH FLOWS--Continued
Year ended December 31, 2011
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Elimination	Total
Assets held for sale reclassified to management contracts (intangible assets, net)	$—	$234	$—	$234
Assets to be disposed but not actively marketed (prepaid expenses and other assets, net) reclassified to unsold Vacation Interests, net	$—	$1,589	$—	$1,589

CONSOLIDATING STATEMENT OF OPERATIONS
Year ended December 31, 2010
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Revenues:
Management and member services	$68,049	$19,309	$(1,152)	$86,206
Consolidated resort operations	23,180	3,367	—	26,547
Vacation Interest sales, net of Provision of $12,490, $165, $0 and $12,655	179,037	23,072	—	202,109
Interest	4,076	38,273	(3,022)	39,327
Other	19,281	2,765	(5,410)	16,636
Total revenues	293,623	86,786	(9,584)	370,825
Costs and Expenses:
Management and member services	16,758	6,838	(1,152)	22,444
Consolidated resort operations	21,964	2,008	—	23,972
Vacation Interest cost of sales	35,935	3,795	—	39,730
Advertising, sales and marketing	97,118	16,911	—	114,029
Vacation Interest carrying cost, net	22,179	7,642	—	29,821
Loan portfolio	7,002	7,008	(5,410)	8,600
Other operating	3,110	58	—	3,168
General and administrative	52,612	15,293	—	67,905
Depreciation and amortization	8,948	2,991	—	11,939
Interest	33,209	36,975	(3,022)	67,162
Loss on extinguishment of debt	1,081	—	—	1,081
Impairments and other write-offs	1,012	2,318	—	3,330
Loss (gain) on disposal of assets	37	(1,960)	—	(1,923)
Total costs and expenses	300,965	99,877	(9,584)	391,258
Loss before provision (benefit) for income taxes	(7,342)	(13,091)	—	(20,433)
Provision (benefit) for income taxes	476	(1,750)	—	(1,274)
Net loss	$(7,818)	$(11,341)	$—	$(19,159)

CONSOLIDATING STATEMENT OF CASH FLOWS
Year ended December 31, 2010
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Operating activities:
Net income (loss)	$(7,818)	$(11,341)	$—	$(19,159)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Provision for uncollectible Vacation Interest sales revenue	12,490	165	—	12,655
Amortization of capitalized financing costs and original issue discounts	1,091	1,430	—	2,521
Amortization of capitalized loan origination costs and portfolio discounts	3,007	—	—	3,007
Depreciation and amortization	8,948	2,991	—	11,939
Loss on extinguishment of debt	1,081	—	—	1,081
Impairments and other write-offs	1,012	2,318	—	3,330
Loss (gain) on disposal of assets	37	(1,960)	—	(1,923)
Deferred income taxes	—	(377)	—	(377)
Loss on foreign currency exchange	—	42	—	42
Gain on mortgage repurchase	(191)	—	—	(191)
Unrealized gain on derivative instruments	(314)	—	—	(314)
Changes in operating assets and liabilities excluding acquisitions:
Mortgages and contracts receivable	(96,618)	108,816	(8)	12,190
Due from related parties, net	(1,010)	(4,821)	55	(5,776)
Other receivables, net	(987)	4,072	(44)	3,041
Prepaid expenses and other assets, net	(1,477)	203	1,159	(115)
Unsold Vacation Interests, net	9,867	441	—	10,308
Accounts payable	(2,848)	(376)	—	(3,224)
Due to related parties, net	73,925	(67,609)	(1,061)	5,255
Accrued liabilities	22,988	(4,440)	(101)	18,447
Income taxes receivable and payable	244	4,388	—	4,632
Deferred revenues	9,441	(809)	—	8,632
Net cash provided by operating activities	32,868	33,133	—	66,001
Investing activities:
Property and equipment capital expenditures	(4,357)	(1,196)	—	(5,553)
Purchase of assets in connection with the ILX Acquisition, net of $0, $0, $0 and $0 cash acquired, respectively	—	(30,722)	—	(30,722)
Disbursement of Tempus Note Receivable	—	(3,005)	—	(3,005)
Proceeds from sale of assets	1	1,880	—	1,881
Net cash used in investing activities	$(4,356)	$(33,043)	$—	$(37,399)

CONSOLIDATING STATEMENT OF CASH FLOWS--Continued
Year ended December 31, 2010
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Elimination	Total
Financing activities:
Changes in cash in escrow and restricted cash	$(3,111)	$13,637	$—	$10,526
Proceeds from issuance of Senior Secured Notes, net of original issue discount of $10,570, $0, $0 and $10,570, respectively	414,430	—	—	414,430
Proceeds from issuance of securitization notes and Funding Facilities	—	54,100	—	54,100
Proceeds from issuance of notes payable	—	20,813	—	20,813
Payments on securitization notes and Funding Facilities	(7,530)	(82,696)	—	(90,226)
Payments on line of credit agreements	(397,609)	—	—	(397,609)
Payments on notes payable	(7,776)	(445)	—	(8,221)
Payments of debt issuance costs	(15,972)	(3,153)	—	(19,125)
Proceeds from equity investment	75,000	—	—	75,000
Repurchase of equity previously held by another minority institutional investor	(75,000)	—	—	(75,000)
Payments of costs related to issuance of common and preferred units	(2,888)	—	—	(2,888)
Payments for derivative instrument	(71)	—	—	(71)
Net cash (used in) provided by financing activities	(20,527)	2,256	—	(18,271)
Net increase in cash and cash equivalents	7,985	2,346	—	10,331
Effect of changes in exchange rates on cash and cash equivalents	—	(188)	—	(188)
Cash and cash equivalents, beginning of period	10,601	6,585	—	17,186
Cash and cash equivalents, end of period	$18,586	$8,743	$—	$27,329

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	$26,089	$18,545	$—	$44,634
Cash paid for taxes, net of cash tax refunds (cash tax refunds, net of cash paid for taxes)	$233	$(5,747)	$—	$(5,514)
Purchase of assets in connection with the ILX Acquisition, net of $0, $0, $0 and $0 cash acquired, respectively:
Fair value of assets acquired	$—	$34,876	$—	$34,876
Cash paid	—	(30,722)	—	(30,722)
Liabilities assumed	$—	$4,154	$—	$4,154
SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Priority returns and redemption premiums on preferred units	$17,654	$—	$—	$17,654
Insurance premiums financed through issuance of notes payable	$7,897	$—	$—	$7,897

CONSOLIDATING STATEMENT OF CASH FLOWS--Continued
Year ended December 31, 2010
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Elimination	Total
Unsold Vacation Interests, net reclassified to assets held for sale	$—	$10,064	$—	$10,064
Property and equipment, net reclassified to assets to be disposed but not actively marketed (prepaid expenses and other assets, net)	$—	$588	$—	$588
Management contracts (intangible assets, net) reclassified to assets held for sale	$—	$587	$—	$587
Proceeds from issuance of ILXA Inventory Loan in transit	$—	$1,028	$—	$1,028

The following consolidating financial statements present, on a supplemental basis, the financial position, results of operations, and statements of cash flow for (i) those subsidiaries of the Company which have been designated "Non-guarantor Subsidiaries" for purposes of the indenture governing the Senior Secured Note; and (ii) the Company and all of its other subsidiaries. Please see Exhibit 21.1 of the Company's Annual Report on Form 10-K for the year ended December 31, 2012 for a list of the guarantor subsidiaries. The Company's non-guarantor subsidiaries include its European subsidiaries, special-purpose subsidiaries and a wholly-owned captive insurance entity. For purposes of the indenture governing the Senior Secured Note, the financial position, results of operations, and statements of cash flows of Non-guarantor Subsidiaries are excluded from the Company’s financial results to determine whether the Company is in compliance with the financial covenants governing the Senior Secured Notes. Accordingly, management believes that the following presentation is helpful to readers of this annual report.
CONDENSED CONSOLIDATING BALANCE SHEET December 31, 2012 (in thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Cash and cash equivalents	$8,472	$12,589	$—	$21,061
Cash in escrow and restricted cash	23,736	18,575	—	42,311
Mortgages and contracts receivable, net of allowance of $5,814, $77,970, $0 and $83,784, respectively	33,373	279,563	(4)	312,932
Due from related parties, net	129,135	27,083	(133,223)	22,995
Other receivables, net	30,384	15,665	—	46,049
Income tax receivable	902	25	—	927
Prepaid expenses and other assets, net	50,709	21,497	(14,182)	58,024
Unsold Vacation Interests, net	220,499	117,629	(22,261)	315,867
Property and equipment, net	29,510	25,610	—	55,120
Assets held for sale	—	5,224	—	5,224
Intangible assets, net	27,569	84,929	—	112,498
Total assets	$554,289	$608,389	$(169,670)	$993,008
LIABILITIES AND MEMBER CAPITAL (DEFICIT)
Accounts payable	$9,520	$6,199	$—	$15,719
Due to related parties, net	59,496	155,203	(150,495)	64,204
Accrued liabilities	72,396	35,120	(1,065)	106,451
Income taxes payable	—	701	—	701
Deferred revenues	79,652	14,181	—	93,833
Senior Secured Notes, net of original issue discount of $8,509, $0, $0 and $8,509, respectively	416,491	—	—	416,491
Securitization notes and Funding Facilities, net of original issue discount of $753, $0, $0 and $753, respectively	—	256,302	—	256,302
Notes payable	3,219	134,687	—	137,906
Total liabilities	640,774	602,393	(151,560)	1,091,607

Member capital (deficit)	143,095	26,655	(14,182)	155,568
Accumulated deficit	(207,978)	(25,012)	(4,444)	(237,434)
Accumulated other comprehensive (loss) income	(21,602)	4,353	516	(16,733)
Total member (deficit) capital	(86,485)	5,996	(18,110)	(98,599)
Total liabilities and member capital (deficit)	$554,289	$608,389	$(169,670)	$993,008

CONSOLIDATING STATEMENT OF OPERATIONS
For the Year ended December 31, 2012
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Revenues:
Management and member services	$94,106	$33,115	$(12,284)	$114,937
Consolidated resort operations	26,519	7,237	—	33,756
Vacation Interest sales, net of provision (adjustment) of $27,004, $(1,547), $0 and $25,457	247,969	45,129	—	293,098
Interest	1,834	53,808	(2,436)	53,206
Other	35,106	31,628	(38,063)	28,671
Total revenues	405,534	170,917	(52,783)	523,668
Costs and Expenses:
Management and member services	31,126	14,481	(10,277)	35,330
Consolidated resort operations	24,278	6,033	—	30,311
Vacation Interest cost of sales	26,362	5,788	—	32,150
Advertising, sales and marketing	152,276	28,042	(1,953)	178,365
Vacation Interest carrying cost, net	19,421	19,506	(2,564)	36,363
Loan portfolio	8,280	10,125	(8,919)	9,486
Other operating	10,212	5,863	(7,568)	8,507
General and administrative	61,229	37,788	(2)	99,015
Depreciation and amortization	7,662	11,195	—	18,857
Interest	44,990	53,603	(2,436)	96,157
Impairments and other write-offs	201	808	—	1,009
Loss (gain) on disposal of assets	16	(621)	—	(605)
Gain on bargain purchase from business combinations	—	(20,610)	—	(20,610)
Total costs and expenses	386,053	172,001	(33,719)	524,335
Income (loss) before benefit for income taxes	19,481	(1,084)	(19,064)	(667)
Benefit for income taxes	(884)	(13,426)	—	(14,310)
Net income (loss)	$20,365	$12,342	$(19,064)	$13,643

CONSOLIDATING STATEMENT OF CASH FLOWS
Year ended December 31, 2012
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Operating activities:
Net income (loss)	$20,365	$12,342	$(19,064)	$13,643
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Provision (adjustment) for uncollectible Vacation Interest sales revenue	27,004	(1,547)	—	25,457
Amortization of capitalized financing costs and original issue discounts	2,410	3,883	—	6,293
Amortization of capitalized loan origination costs and net portfolio discounts (premiums)	3,117	(775)	—	2,342
Depreciation and amortization	7,662	11,195	—	18,857
Stock-based compensation	3,321	—	—	3,321
Impairments and other write-offs	201	808	—	1,009
Loss (gain) on disposal of assets	16	(621)	—	(605)
Gain on bargain purchase from business combinations	—	(20,610)	—	(20,610)
Deferred income taxes	—	(13,010)	—	(13,010)
Gain on foreign currency exchange	—	113	—	113
Gain on mortgage repurchase	(27)	—	—	(27)
Changes in operating assets and liabilities excluding acquisitions:
Mortgages and contracts receivable	(56,967)	5,252	(1)	(51,716)
Due from related parties, net	(30,394)	13,614	18,658	1,878
Other receivables, net	(7,225)	(121)	(410)	(7,756)
Prepaid expenses and other assets, net	(4,512)	217	—	(4,295)
Unsold Vacation Interests, net	(23,105)	(19,977)	19,057	(24,025)
Accounts payable	1,755	(2,257)	—	(502)
Due to related parties, net	44,808	(2,576)	(19,211)	23,021
Accrued liabilities	18,648	12,567	971	32,186
Income taxes receivable and payable	(298)	(2,934)	—	(3,232)
Deferred revenues	19,891	2,367	—	22,258
Net cash provided by (used in) operating activities	26,670	(2,070)	—	24,600
Investing activities:
Property and equipment capital expenditures	(13,671)	(664)	—	(14,335)
Purchase of assets in connection with the PMR Acquisition, net of $0, $0, $0 and $0 cash acquired, respectively	—	(51,635)	—	(51,635)
Purchase of assets in connection with the Aegean Blue Acquisition, net of cash acquired of $0, $2,072, $0 and $2,072, respectively	—	(4,471)	—	(4,471)
Proceeds from sale of assets	2	1,101	—	1,103
Net cash used in investing activities	$(13,669)	$(55,669)	$—	$(69,338)

CONSOLIDATING STATEMENT OF CASH FLOWS — Continued
Year ended December 31, 2012
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Financing activities:
Changes in cash in escrow and restricted cash	$(6,163)	$(218)	$—	$(6,381)
Proceeds from issuance of securitization notes and Funding Facilities	—	119,807	—	119,807
Proceeds from issuance of notes payable	1,124	79,541	—	80,665
Payments on securitization notes and Funding Facilities	—	(114,701)	—	(114,701)
Payments on notes payable	(10,250)	(21,017)	—	(31,267)
Payments of debt issuance costs	(76)	(2,507)	—	(2,583)
Net cash (used in) provided by financing activities	(15,365)	60,905	—	45,540
Net (decrease) increase in cash and cash equivalents	(2,364)	3,166	—	802
Effect of changes in exchange rates on cash and cash equivalents	—	362	—	362
Cash and cash equivalents, beginning of period	10,836	9,061	—	19,897
Cash and cash equivalents, end of period	$8,472	$12,589	$—	$21,061

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	$50,565	$29,802	$—	$80,367
(Cash tax refunds, net of cash paid for taxes) cash paid for taxes, net of cash tax refunds	$(586)	$2,546	$—	$1,960
Purchase of assets in connection with the PMR Acquisition and the Aegean Blue Acquisition:
Fair value of assets acquired based on a preliminary report	$—	$103,780	$—	$103,780
Gain on bargain purchase recognized	—	(20,741)	—	(20,741)
Cash paid	—	(56,106)	—	(56,106)
Deferred tax liability	—	(13,010)	—	(13,010)
Liabilities assumed	$—	$13,923	$—	$13,923

SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Insurance premiums financed through issuance of notes payable	$10,504	$—	$—	$10,504
Unsold Vacation Interests, net reclassified to assets held for sale	$—	$431	$—	$431
Other receivables, net reclassified to assets held for sale	$—	$54	$—	$54
Management contracts (intangible assets, net) reclassified to assets held for sale	$—	$13	$—	$13

CONSOLIDATING BALANCE SHEET
December 31, 2011
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Cash and cash equivalents	$10,836	$9,061	$—	$19,897
Cash in escrow and restricted cash	17,573	16,415	—	33,988
Mortgages and contracts receivable, net of allowance of $23,365, $71,113, $0 and $94,478, respectively	6,576	276,731	(5)	283,302
Due from related parties, net	93,090	38,550	(103,375)	28,265
Other receivables, net	23,159	12,304	(410)	35,053
Income tax receivable	604	25	—	629
Prepaid expenses and other assets, net	46,253	21,492	(14,268)	53,477
Unsold Vacation Interests, net	197,318	62,691	(3,204)	256,805
Property and equipment, net	21,446	26,731	—	48,177
Assets held for sale	—	5,517	—	5,517
Intangible assets, net	29,824	38,285	—	68,109
Total assets	$446,679	$507,802	$(121,262)	$833,219
LIABILITIES AND MEMBER CAPITAL (DEFICIT)
Accounts payable	$7,765	$4,588	$—	$12,353
Due to related parties, net	21,545	153,069	(119,092)	55,522
Accrued liabilities	53,220	19,142	(2,036)	70,326
Income taxes payable	—	3,491	—	3,491
Deferred revenues	59,761	11,013	—	70,774
Senior Secured Notes, net of original issue discount of $9,454, $0, $0 and $9,454, respectively	415,546	—	—	415,546
Securitization notes and Funding Facilities, net of original issue discount of $0, $1,054, $0 and $1,054, respectively	—	250,895	—	250,895
Notes payable	1,841	69,673	—	71,514
Total liabilities	559,678	511,871	(121,128)	950,421

Member capital (deficit)	139,773	26,692	(14,218)	152,247
(Accumulated deficit) retained earnings	(226,982)	(37,503)	13,408	(251,077)
Accumulated other comprehensive (loss) income	(25,790)	6,742	676	(18,372)
Total member (deficit) capital	(112,999)	(4,069)	(134)	(117,202)
Total liabilities and member capital (deficit)	$446,679	$507,802	$(121,262)	$833,219

CONSOLIDATING STATEMENT OF OPERATIONS
Year ended December 31, 2011
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Revenues:
Management and member services	$81,407	$23,499	$(5,600)	$99,306
Consolidated resort operations	25,054	4,839	—	29,893
Vacation Interest sales, net of provision of $15,941, $621, $0 and $16,562	166,996	27,762	1	194,759
Interest	4,220	46,083	(3,018)	47,285
Other	25,278	7,494	(12,994)	19,778
Total revenues	302,955	109,677	(21,611)	391,021
Costs and Expenses:
Management and member services	18,556	13,645	(5,076)	27,125
Consolidated resort operations	23,642	4,141	—	27,783
Vacation Interest cost of sales	(15,531)	5,836	—	(9,695)
Advertising, sales and marketing	110,523	18,718	(524)	128,717
Vacation Interest carrying cost, net	27,834	14,682	(1,185)	41,331
Loan portfolio	7,531	7,527	(6,406)	8,652
Other operating	4,470	1,128	(2,199)	3,399
General and administrative	54,773	25,639	—	80,412
Depreciation and amortization	8,249	5,717	—	13,966
Interest	48,075	36,953	(3,018)	82,010
Impairments and other write-offs	556	1,016	—	1,572
Gain on disposal of assets	(19)	(689)	—	(708)
Gain on bargain purchase from business combinations	—	(14,329)	—	(14,329)
Total costs and expenses	288,659	119,984	(18,408)	390,235
Income (loss) before provision (benefit) for income taxes	14,296	(10,307)	(3,203)	786
Benefit for income taxes	(99)	(9,418)	—	(9,517)
Net income (loss)	$14,395	$(889)	$(3,203)	$10,303

CONSOLIDATING STATEMENT OF CASH FLOWS
Year ended December 31, 2011
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Operating activities:
Net income (loss)	$14,395	$(889)	$(3,203)	$10,303
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Provision for uncollectible Vacation Interest sales revenue	15,941	621	—	16,562
Amortization of capitalized financing costs and original issue discounts	2,114	4,024	—	6,138
Amortization of capitalized loan origination costs and net portfolio discounts	2,449	1,113	—	3,562
Depreciation and amortization	8,249	5,717	—	13,966
Impairments and other write-offs	556	1,016	—	1,572
Gain on disposal of assets	(19)	(689)	—	(708)
Deferred income taxes	—	(8,567)	—	(8,567)
Gain on bargain purchase from business combinations	—	(14,329)	—	(14,329)
Gain on foreign currency exchange	—	(72)	—	(72)
Gain on mortgage repurchase	(196)	—	—	(196)
Unrealized gain on derivative instruments	(79)	—	—	(79)
Gain on insurance settlement	(3,535)	—	—	(3,535)
Changes in operating assets and liabilities excluding acquisitions:
Mortgages and contracts receivable	11,832	(11,834)	(8)	(10)
Due from related parties, net	(2,644)	(12,141)	8,518	(6,267)
Other receivables, net	(1,902)	7,287	137	5,522
Prepaid expenses and other assets, net	(2,251)	(4,020)	—	(6,271)
Unsold Vacation Interests, net	(38,228)	(4,305)	3,204	(39,329)
Accounts payable	2,283	1,904	—	4,187
Due to related parties, net	(1,691)	34,228	(8,572)	23,965
Accrued liabilities	(533)	3,197	(76)	2,588
Income taxes receivable and payable	(1,236)	154	—	(1,082)
Deferred revenues	4,404	(3,032)	—	1,372
Net cash provided by (used in) operating activities	9,909	(617)	—	9,292
Investing activities:
Property and equipment capital expenditures	(5,042)	(1,234)	—	(6,276)
Purchase of assets in connection with the Tempus Resorts Acquisition, net of $0, $2,515, $0 and $2,515 cash acquired, respectively	—	(102,400)	—	(102,400)
Disbursement of Tempus Note Receivable	—	(3,493)	—	(3,493)
Proceeds from sale of assets	5	2,364	—	2,369
Net cash used in investing activities	$(5,037)	$(104,763)	$—	$(109,800)

CONSOLIDATING STATEMENT OF CASH FLOWS--Continued
Year ended December 31, 2011
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Elimination	Total
Financing activities:
Changes in cash in escrow and restricted cash	$(2,436)	$1,412	$—	$(1,024)
Proceeds from issuance of securitization notes and Funding Facilities	—	206,817	—	206,817
Proceeds from issuance of notes payable	—	48,178	—	48,178
Payments on securitization notes and Funding Facilities	(2,061)	(136,849)	—	(138,910)
Payments on notes payable	(8,066)	(8,795)	—	(16,861)
Payments of debt issuance costs	(427)	(5,106)	—	(5,533)
Proceeds from issuance of common and preferred units	146,651	—	—	146,651
Repurchase of a portion of outstanding warrants	(16,598)	—	—	(16,598)
Repurchase of a portion of outstanding common units	(16,352)	—	—	(16,352)
Repurchase of redeemable preferred units	(108,701)	—	—	(108,701)
Payments of costs related to issuance of common and preferred units	(4,632)	—	—	(4,632)
Net cash (used in) provided by financing activities	(12,622)	105,657	—	93,035
Net (decrease) increase in cash and cash equivalents	(7,750)	277	—	(7,473)
Effect of changes in exchange rates on cash and cash equivalents	—	41	—	41
Cash and cash equivalents, beginning of period	18,586	8,743	—	27,329
Cash and cash equivalents, end of period	$10,836	$9,061	$—	$19,897

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	$51,121	$23,017	$—	$74,138
Cash paid for taxes, net of cash tax refunds (cash tax refunds, net of cash paid for taxes)	$1,138	$(977)	$—	$161
Purchase of assets in connection with the Tempus Resorts Acquisition net of $0, $2,515, $0 and $2,515 cash acquired, respectively:
Fair value of assets acquired	$—	$136,316	$—	$136,316
Gain on bargain purchase recognized	—	(14,329)	—	(14,329)
Cash paid	—	(104,917)	—	(104,917)
Deferred tax liability		(8,567)		(8,567)
Liabilities assumed	$—	$8,503	$—	$8,503
SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Priority returns and redemption premiums on preferred units	$8,412	$—	$—	$8,412
Insurance premiums financed through issuance of notes payable	$8,500	$—	$—	$8,500
Assets held for sale reclassified to unsold Vacation Interests, net	$—	$2,750	$—	$2,750

CONSOLIDATING STATEMENT OF CASH FLOWS--Continued
Year ended December 31, 2011
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Elimination	Total
Assets held for sale reclassified to management contracts (intangible assets, net)	$—	$234	$—	$234
Assets to be disposed but not actively marketed (prepaid expenses and other assets, net) reclassified to unsold Vacation Interests, net	$—	$1,589	$—	$1,589

CONSOLIDATING STATEMENT OF OPERATIONS
Year ended December 31, 2010
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Revenues:
Management and member services	$68,049	$19,309	$(1,152)	$86,206
Consolidated resort operations	23,180	3,367	—	26,547
Vacation Interest sales, net of Provision of $12,490, $165, $0 and $12,655	179,037	23,072	—	202,109
Interest	4,076	38,273	(3,022)	39,327
Other	19,281	2,765	(5,410)	16,636
Total revenues	293,623	86,786	(9,584)	370,825
Costs and Expenses:
Management and member services	16,758	6,838	(1,152)	22,444
Consolidated resort operations	21,964	2,008	—	23,972
Vacation Interest cost of sales	35,935	3,795	—	39,730
Advertising, sales and marketing	97,118	16,911	—	114,029
Vacation Interest carrying cost, net	22,179	7,642	—	29,821
Loan portfolio	7,002	7,008	(5,410)	8,600
Other operating	3,110	58	—	3,168
General and administrative	52,612	15,293	—	67,905
Depreciation and amortization	8,948	2,991	—	11,939
Interest	33,209	36,975	(3,022)	67,162
Loss on extinguishment of debt	1,081	—	—	1,081
Impairments and other write-offs	1,012	2,318	—	3,330
Loss (gain) on disposal of assets	37	(1,960)	—	(1,923)
Total costs and expenses	300,965	99,877	(9,584)	391,258
Loss before provision (benefit) for income taxes	(7,342)	(13,091)	—	(20,433)
Provision (benefit) for income taxes	476	(1,750)	—	(1,274)
Net loss	$(7,818)	$(11,341)	$—	$(19,159)

CONSOLIDATING STATEMENT OF CASH FLOWS
Year ended December 31, 2010
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Operating activities:
Net income (loss)	$(7,818)	$(11,341)	$—	$(19,159)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Provision for uncollectible Vacation Interest sales revenue	12,490	165	—	12,655
Amortization of capitalized financing costs and original issue discounts	1,091	1,430	—	2,521
Amortization of capitalized loan origination costs and portfolio discounts	3,007	—	—	3,007
Depreciation and amortization	8,948	2,991	—	11,939
Loss on extinguishment of debt	1,081	—	—	1,081
Impairments and other write-offs	1,012	2,318	—	3,330
Loss (gain) on disposal of assets	37	(1,960)	—	(1,923)
Deferred income taxes	—	(377)	—	(377)
Loss on foreign currency exchange	—	42	—	42
Gain on mortgage repurchase	(191)	—	—	(191)
Unrealized gain on derivative instruments	(314)	—	—	(314)
Changes in operating assets and liabilities excluding acquisitions:
Mortgages and contracts receivable	(96,618)	108,816	(8)	12,190
Due from related parties, net	(1,010)	(4,821)	55	(5,776)
Other receivables, net	(987)	4,072	(44)	3,041
Prepaid expenses and other assets, net	(1,477)	203	1,159	(115)
Unsold Vacation Interests, net	9,867	441	—	10,308
Accounts payable	(2,848)	(376)	—	(3,224)
Due to related parties, net	73,925	(67,609)	(1,061)	5,255
Accrued liabilities	22,988	(4,440)	(101)	18,447
Income taxes receivable and payable	244	4,388	—	4,632
Deferred revenues	9,441	(809)	—	8,632
Net cash provided by operating activities	32,868	33,133	—	66,001
Investing activities:
Property and equipment capital expenditures	(4,357)	(1,196)	—	(5,553)
Purchase of assets in connection with the ILX Acquisition, net of $0, $0, $0 and $0 cash acquired, respectively	—	(30,722)	—	(30,722)
Disbursement of Tempus Note Receivable	—	(3,005)	—	(3,005)
Proceeds from sale of assets	1	1,880	—	1,881
Net cash used in investing activities	$(4,356)	$(33,043)	$—	$(37,399)

CONSOLIDATING STATEMENT OF CASH FLOWS--Continued
Year ended December 31, 2010
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Elimination	Total
Financing activities:
Changes in cash in escrow and restricted cash	$(3,111)	$13,637	$—	$10,526
Proceeds from issuance of Senior Secured Notes, net of original issue discount of $10,570, $0, $0 and $10,570, respectively	414,430	—	—	414,430
Proceeds from issuance of securitization notes and Funding Facilities	—	54,100	—	54,100
Proceeds from issuance of notes payable	—	20,813	—	20,813
Payments on securitization notes and Funding Facilities	(7,530)	(82,696)	—	(90,226)
Payments on line of credit agreements	(397,609)	—	—	(397,609)
Payments on notes payable	(7,776)	(445)	—	(8,221)
Payments of debt issuance costs	(15,972)	(3,153)	—	(19,125)
Proceeds from equity investment	75,000	—	—	75,000
Repurchase of equity previously held by another minority institutional investor	(75,000)	—	—	(75,000)
Payments of costs related to issuance of common and preferred units	(2,888)	—	—	(2,888)
Payments for derivative instrument	(71)	—	—	(71)
Net cash (used in) provided by financing activities	(20,527)	2,256	—	(18,271)
Net increase in cash and cash equivalents	7,985	2,346	—	10,331
Effect of changes in exchange rates on cash and cash equivalents	—	(188)	—	(188)
Cash and cash equivalents, beginning of period	10,601	6,585	—	17,186
Cash and cash equivalents, end of period	$18,586	$8,743	$—	$27,329

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	$26,089	$18,545	$—	$44,634
Cash paid for taxes, net of cash tax refunds (cash tax refunds, net of cash paid for taxes)	$233	$(5,747)	$—	$(5,514)
Purchase of assets in connection with the ILX Acquisition, net of $0, $0, $0 and $0 cash acquired, respectively:
Fair value of assets acquired	$—	$34,876	$—	$34,876
Cash paid	—	(30,722)	—	(30,722)
Liabilities assumed	$—	$4,154	$—	$4,154
SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Priority returns and redemption premiums on preferred units	$17,654	$—	$—	$17,654
Insurance premiums financed through issuance of notes payable	$7,897	$—	$—	$7,897

CONSOLIDATING STATEMENT OF CASH FLOWS--Continued
Year ended December 31, 2010
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Elimination	Total
Unsold Vacation Interests, net reclassified to assets held for sale	$—	$10,064	$—	$10,064
Property and equipment, net reclassified to assets to be disposed but not actively marketed (prepaid expenses and other assets, net)	$—	$588	$—	$588
Management contracts (intangible assets, net) reclassified to assets held for sale	$—	$587	$—	$587
Proceeds from issuance of ILXA Inventory Loan in transit	$—	$1,028	$—	$1,028

Condensed Consolidating Financial Statements Table [Table Text Block]
the following presentation is helpful to readers of this quarterly report.
CONDENSED CONSOLIDATING BALANCE SHEET March 31, 2013 (In thousands) (Unaudited)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Assets:
Cash and cash equivalents	$11,736	$14,468	$—	$26,204
Cash in escrow and restricted cash	35,850	20,531	—	56,381
Mortgages and contracts receivable, net of allowance of $12,382, $72,525, $0 and $84,907, respectively	29,256	291,714	(3)	320,967
Due from related parties, net	126,407	34,482	(137,911)	22,978
Other receivables, net	23,628	12,109	—	35,737
Income tax receivable	4	25	—	29
Prepaid expenses and other assets, net	81,795	55,233	(14,262)	122,766
Unsold Vacation Interests, net	213,886	115,614	(29,012)	300,488
Property and equipment, net	30,089	24,966	—	55,055
Assets held for sale	—	4,886	—	4,886
Intangible assets, net	27,079	81,233	—	108,312
Total assets	$579,730	$655,261	$(181,188)	$1,053,803
Liabilities and Member Capital (Deficit):
Accounts payable	$6,809	$6,715	$—	$13,524
Due to related parties, net	80,860	171,263	(155,324)	96,799
Accrued liabilities	64,851	36,313	(1,144)	100,020
Income taxes payable	—	855	—	855
Deferred revenues	89,552	18,891	—	108,443
Senior Secured Notes, net of unamortized original issue discount of $8,253, $0, $0 and $8,253, respectively	416,747	—	—	416,747
Securitization notes and Funding Facilities, net of unamortized original issue discount of $0, $673, $0 and $673, respectively	—	278,928	—	278,928
Notes payable	6,569	130,976	—	137,545
Total liabilities	665,388	643,941	(156,468)	1,152,861

Member capital (deficit)	143,094	26,736	(14,262)	155,568
Accumulated deficit	(200,861)	(23,456)	(10,844)	(235,161)
Accumulated other comprehensive (loss) income	(27,891)	8,040	386	(19,465)
Total member (deficit) capital	(85,658)	11,320	(24,720)	(99,058)
Total liabilities and member capital (deficit)	$579,730	$655,261	$(181,188)	$1,053,803

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Three Months Ended March 31, 2013
(In thousands)
(Unaudited)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Revenues:
Management and member services	$26,262	$9,929	$(4,604)	$31,587
Consolidated resort operations	6,527	2,093	—	8,620
Vacation Interest sales, net of provision of $6,381, $291, $0 and $6,672, respectively	77,262	14,406	—	91,668
Interest	(93)	13,787	(439)	13,255
Other	10,272	10,963	(12,913)	8,322
Total revenues	120,230	51,178	(17,956)	153,452
Costs and Expenses:
Management and member services	9,667	3,805	(3,693)	9,779
Consolidated resort operations	6,113	1,609	—	7,722
Vacation Interest cost of sales	16,653	1,193	—	17,846
Advertising, sales and marketing	41,962	9,291	(894)	50,359
Vacation Interest carrying cost, net	4,525	4,768	(1,056)	8,237
Loan portfolio	2,232	2,795	(2,522)	2,505
Other operating	884	2,083	(2,599)	368
General and administrative	15,651	7,149	—	22,800
Depreciation and amortization	2,234	4,020	—	6,254
Interest expense	12,815	12,466	(439)	24,842
Impairments and other write-offs	—	79	—	79
Loss (gain) on disposal of assets	1	(51)	—	(50)
Total costs and expenses	112,737	49,207	(11,203)	150,741
Income (loss) before provision for income taxes	7,493	1,971	(6,753)	2,711
Provision for income taxes	23	415	—	438
Net income (loss)	$7,470	$1,556	$(6,753)	$2,273

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Three Months Ended March 31, 2013
(In thousands)
(Unaudited)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Operating activities:
Net income (loss)	$7,470	$1,556	$(6,753)	$2,273
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Provision for uncollectible Vacation Interest sales revenue	6,381	291	—	6,672
Amortization of capitalized financing costs and original issue discounts	654	1,220	—	1,874
Amortization of capitalized loan origination costs and net portfolio discounts	1,182	48	—	1,230
Depreciation and amortization	2,234	4,020	—	6,254
Impairments and other write-offs	—	79	—	79
Loss (gain) on disposal of assets	1	(51)		(50)
Loss on foreign currency exchange	—	61		61
Gain on insurance settlement	(2,203)			(2,203)
Changes in operating assets and liabilities excluding acquisitions:
Mortgages and contracts receivable	(3,450)	(12,607)	(1)	(16,058)
Due from related parties, net	727	(8,037)	9,399	2,089
Other receivables, net	8,959	3,234	—	12,193
Prepaid expenses and other assets, net	(31,255)	(33,232)	80	(64,407)
Unsold Vacation Interests, net	6,617	(158)	6,751	13,210
Accounts payable	(2,711)	827	—	(1,884)
Due to related parties, net	22,346	22,603	(9,397)	35,552
Accrued liabilities	(7,557)	4,585	(79)	(3,051)
Income taxes payable	898	191	—	1,089
Deferred revenues	9,900	5,515	—	15,415
Net cash provided by (used in) operating activities	20,193	(9,855)	—	10,338
Investing activities:
Property and equipment capital expenditures	(2,325)	(199)	—	(2,524)
Net cash used in investing activities	$(2,325)	$(199)	$—	$(2,524)

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS — Continued
For the Three Months Ended March 31, 2013
(In thousands)
(Unaudited)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Financing activities:
Changes in cash in escrow and restricted cash	$(12,114)	$(2,075)	$—	$(14,189)
Proceeds from issuance of securitization notes and Funding Facilities	—	127,680	—	127,680
Proceeds from issuance of notes payable	—	1,319	—	1,319
Payments on securitization notes and Funding Facilities	—	(105,151)	—	(105,151)
Payments on notes payable	(2,564)	(7,252)	—	(9,816)
Payments of debt issuance costs	74	(2,048)	—	(1,974)
Net cash (used in) provided by financing activities	(14,604)	12,473	—	(2,131)
Net increase in cash and cash equivalents	3,264	2,419	—	5,683
Effect of changes in exchange rates on cash and cash equivalents	—	(540)	—	(540)
Cash and cash equivalents, beginning of period	8,472	12,589	—	21,061
Cash and cash equivalents, end of period	$11,736	$14,468	$—	$26,204

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	$25,273	$7,416	$—	$32,689
(Cash tax refunds, net of cash paid for taxes) cash paid for taxes, net of cash tax refunds	$(876)	$220	$—	$(656)

SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Insurance premiums financed through issuance of notes payable	$5,914	$—	$—	$5,914

CONDENSED CONSOLIDATING BALANCE SHEET December 31, 2012 (In thousands) (Audited)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Assets:
Cash and cash equivalents	$8,472	$12,589	$—	$21,061
Cash in escrow and restricted cash	23,736	18,575	—	42,311
Mortgages and contracts receivable, net of allowance of $5,814, $77,970, $0 and $83,784, respectively	33,373	279,563	(4)	312,932
Due from related parties, net	129,135	27,083	(133,223)	22,995
Other receivables, net	30,384	15,665	—	46,049
Income tax receivable	902	25	—	927
Prepaid expenses and other assets, net	50,709	21,497	(14,182)	58,024
Unsold Vacation Interests, net	220,499	117,629	(22,261)	315,867
Property and equipment, net	29,510	25,610	—	55,120
Assets held for sale	—	5,224	—	5,224
Intangible assets, net	27,569	84,929	—	112,498
Total assets	$554,289	$608,389	$(169,670)	$993,008
Liabilities and Member Capital (Deficit):
Accounts payable	$9,520	$6,199	$—	$15,719
Due to related parties, net	59,496	155,203	(150,495)	64,204
Accrued liabilities	72,396	35,120	(1,065)	106,451
Income taxes payable	—	701	—	701
Deferred revenues	79,652	14,181	—	93,833
Senior Secured Notes, net of original issue discount of $8,509, $0, $0 and $8,509, respectively	416,491	—	—	416,491
Securitization notes and Funding Facilities, net of original issue discount of $0, $753, $0 and $753, respectively	—	256,302	—	256,302
Notes payable	3,219	134,687	—	137,906
Total liabilities	640,774	602,393	(151,560)	1,091,607

Member capital (deficit)	143,095	26,655	(14,182)	155,568
Accumulated deficit	(207,978)	(25,012)	(4,444)	(237,434)
Accumulated other comprehensive (loss) income	(21,602)	4,353	516	(16,733)
Total member (deficit) capital	(86,485)	5,996	(18,110)	(98,599)
Total liabilities and member capital (deficit)	$554,289	$608,389	$(169,670)	$993,008

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Three Months Ended March 31, 2012
(In thousands)
(Unaudited)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Revenues:
Management and member services	$23,079	$6,373	$(2,172)	$27,280
Consolidated resort operations	6,463	2,071	—	8,534
Vacation Interest sales, net of provision of $4,068, $47, $0 and $4,115, respectively	47,501	7,071	—	54,572
Interest	508	13,784	(636)	13,656
Other	6,841	3,752	(5,685)	4,908
Total revenues	84,392	33,051	(8,493)	108,950
Costs and Expenses:
Management and member services	6,671	2,738	(1,134)	8,275
Consolidated resort operations	5,516	1,566	—	7,082
Vacation Interest cost of sales	6,795	1,436	—	8,231
Advertising, sales and marketing	30,512	4,487	(180)	34,819
Vacation Interest carrying cost, net	5,352	4,313	(393)	9,272
Loan portfolio	2,131	2,033	(1,813)	2,351
Other operating	1,788	800	(1,430)	1,158
General and administrative	13,938	6,823	(1)	20,760
Depreciation and amortization	1,832	1,973	—	3,805
Interest expense	11,347	11,220	(636)	21,931
Impairments and other write-offs	11	(22)	—	(11)
Gain on disposal of assets	(1)	(71)	—	(72)
Gain on bargain purchase from business combinations	—	(51)	—	(51)
Total costs and expenses	85,892	37,245	(5,587)	117,550
Loss before provision for income taxes	(1,500)	(4,194)	(2,906)	(8,600)
Provision for income taxes	530	445	—	975
Net loss	$(2,030)	$(4,639)	$(2,906)	$(9,575)

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Three Months Ended March 31, 2012
(In thousands)
(Unaudited)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Operating activities:
Net loss	$(2,030)	$(4,639)	$(2,906)	$(9,575)
Adjustments to reconcile net loss to net cash provided by operating activities:
Provision for uncollectible Vacation Interest sales revenue	4,068	47		4,115
Amortization of capitalized financing costs and original issue discounts	573	933		1,506
Amortization of capitalized loan origination costs and net portfolio discounts (premiums)	671	(919)		(248)
Depreciation and amortization	1,832	1,973		3,805
Impairments and other write-offs	11	(22)		(11)
Gain on disposal of assets	(1)	(71)		(72)
Gain on bargain purchase from business combinations	—	(51)	—	(51)
Gain on foreign currency exchange	—	(29)	—	(29)
Gain on mortgage repurchase	(11)	—		(11)
Changes in operating assets and liabilities excluding acquisitions:
Mortgages and contracts receivable	(709)	75	—	(634)
Due from related parties, net	(12,491)	11,554	5,526	4,589
Other receivables, net	8,764	3,422	40	12,226
Prepaid expenses and other assets, net	(33,012)	(27,875)	833	(60,054)
Unsold Vacation Interests, net	2,016	(2,618)	2,056	1,454
Accounts payable	1,063	(1,283)	—	(220)
Due to related parties, net	30,379	25,138	(5,045)	50,472
Accrued liabilities	(5,504)	(358)	329	(5,533)
Income taxes payable	36	399	—	435
Deferred revenues	15,506	3,864	(833)	18,537
Net cash provided by operating activities	11,161	9,540	—	20,701
Investing activities:
Property and equipment capital expenditures	(1,675)	(210)	—	(1,885)
Proceeds from sale of assets	1	218	—	219
Net cash (used in) provided by investing activities	$(1,674)	$8	$—	$(1,666)

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS — Continued
For the Three Months Ended March 31, 2012
(In thousands)
(Unaudited)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Financing activities:
Changes in cash in escrow and restricted cash	$(8,310)	$(455)	$—	$(8,765)
Proceeds from issuance of securitization notes and Funding Facilities	—	30,607	—	30,607
Proceeds from issuance of notes payable	—	65	—	65
Payments on securitization notes and Funding Facilities	—	(35,765)	—	(35,765)
Payments on notes payable	(2,486)	(4,602)	—	(7,088)
Payments of debt issuance costs	1	(25)	—	(24)
Payments of costs related to issuance of common and preferred units	(8)	—	—	(8)
Net cash used in financing activities	(10,803)	(10,175)	—	(20,978)
Net decrease in cash and cash equivalents	(1,316)	(627)	—	(1,943)
Effect of changes in exchange rates on cash and cash equivalents	—	237	—	237
Cash and cash equivalents, beginning of period	10,836	9,061	—	19,897
Cash and cash equivalents, end of period	$9,520	$8,671	$—	$18,191

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	$25,615	$6,439	$—	$32,054
Cash paid for taxes, net of cash tax refunds	$498	$51	$—	$549

SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Insurance premiums financed through issuance of notes payable	$6,043	$—	$—	$6,043
Unsold Vacation Interests, net reclassified to assets held for sale	$—	$18	$—	$18